S000045639 [Member] Investment Objectives and Goals - iShares Currency Hedged MSCI Emerging Markets ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETFTicker: HEEMStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar.